Expense Example {- Strategic Advisers Alternatives Fund} - NF_05.31 Strategic Advisers Alternatives Fund Pro-01 - Strategic Advisers Alternatives Fund - Strategic Advisers Alternatives Fund	Jul. 01, 2022 USD ($)
Expense Example:
1 year	$ 151
3 years	$ 468